Schedule of financial instruments (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 TWD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 TWD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)
Financial assets
Cash and cash equivalents	$ 595,013	$ 909,995			$ 97,669			$ 649,106
Financial assets at amortized cost	504,240				455,133
Accounts receivable	5,429,705				3,578,974
Other receivables	198,277				2,638
Guarantee deposits paid	79,564				142,364
Total Financial Assets	6,806,799				4,276,778
Financial liabilities
Short-term loans	2,579,175				10,990,604
Accounts payable	1,396,795				180,954
Other payables	595,175				941,159
Other current liabilities	1,100,985				13,467
Long-term loans (including current portion)	4,926,588				1,652,258
Total Financial Liability	10,598,718				13,778,442
Lease liability	33,452				$ 82,078
Foreign currency amount financial assets			$ 2,090,882	$ 1,931,302		$ 2,022,196
Financial assets exchange rate			31.85	7.84		29.18
Financial assets book value			$ 2,090,882	$ 1,931,302		$ 2,022,196
Foreign currency amount financial liabilities			$ 1,193,816	$ 2,341,700		$ 2,540,931
Financial liabilities exchange rate			31.85	7.84		29.18
Financial liabilities book value			$ 1,193,816	$ 2,341,700		$ 2,540,931
Foreign exchange gains	$ 33,519	$ 37,546
Financial assets - Degree of variation NTD	5.00%	5.00%	5.00%	5.00%		5.00%	5.00%
Financial assets effect on profit or loss NTD			$ 104,544	$ 96,565		$ 324,464
Financial assets effect on other comprehensive income NTD
Financial assets - Degree of variation HKD	5.00%		5.00%	5.00%
Financial liabilities - Degree of variation NTD	5.00%	5.00%	5.00%	5.00%		5.00%	5.00%
Financial liabilities effect on profit or loss NTD			$ 59,691	$ 117,085		$ 38,062
Financial liabilities effect on other comprehensive income NTD
Financial liabilities - Degree of variation HKD	5.00%		5.00%	5.00%
(Loss) profit increased/decreased	$ 75,058	$ 126,429